LONG-TERM DEBT	12 Months Ended
Mar. 31, 2018
LONG-TERM DEBT
LONG-TERM DEBT

10.LONG-TERM DEBT

Short-term debt of ¥1,000,000 thousand and ¥1,500,000 thousand as of March 31, 2017 and 2018 consisted of bank borrowings with a weighted-average interest rate of 0.36% and 0.60%, respectively.

The components of long-term debt as of March 31, 2017 and 2018, are summarized as follows:

	Thousands of Yen
	2017		2018
	Weighted		Weighted
	average		average
	interest	2017	interest	2018
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	0.4%	¥1,810,694	0.4%	¥1,566,021
Unsecured, various rates and various maturities, due 2019 through 2022	0.4%	3,629,079	0.9%	3,171,581
Capital lease obligations, due 2019	0.6%	120,247	3.7%	137,941
Zero coupon convertible bonds, due 2019	―	1,185,502	―	1,209,122
		6,745,522		6,084,665
Less: current portion		808,229		977,270
		¥5,937,293		¥5,107,395

The aggregate annual maturities of long-term debt after March 31, 2018, are as follows:

Years ending
March 31,	Thousands of Yen
2019	¥977,270
2020	2,064,054
2021	2,676,428
2022	270,085
Thereafter	96,828
¥6,084,665

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

In the fiscal year ended March 31, 2017 and 2018, the Company borrowed ¥1,855,897 thousand and ¥200,000 thousand from two banks and three banks, respectively. The balance of such borrowings as of March 31, 2017 and 2018 was ¥4,336,877 thousand and ¥672,220 thousand, respectively.

Credit Line

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that originally matured on December 27, 2013. The Company renewed the agreement to extend the maturity to December 22, 2017 and repaid the entire balance upon maturity. On January 17, 2018, the Company entered into a new short-term revolving credit facility agreement with another consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that matured on July 23, 2018, and the Company repaid the entire amount on the maturity date. As of March 31, 2017 and March 31, 2018, the balance of borrowings under this facility was ¥1,000,000 thousand and ¥1,000,000 thousand, respectively.

Under a ¥ 1,000,000 thousand syndicated loan arrangement entered into with a consortium of banks on July 26, 2016, and a ¥300,000 thousand six-year syndicated loan arrangement entered into with a consortium of banks on September 27, 2016, the Company borrowed an aggregate of ¥1,300,000 thousand under the agreements. As of March 31, 2018, the balance of such borrowings was ¥1,136,667 thousand.

The Company entered into a ¥90,000 thousand one-year bank overdraft arrangement with a bank for which the unused balance outstanding as of March 31, 2018 was ¥90,000 thousand.

Convertible Bonds

In December 2016, the Company issued unsecured zero coupon convertible bonds due in November 2019 in the aggregate face amount of ¥2,500,000 thousand. The conversion price is ¥813 per share of common stock and the bonds are convertible into the Company’s common stock at the option of the holder at any time on or after December 1, 2016. The bondholder may require the Company to redeem the bonds on or after December 1, 2016 through November 30, 2017, December 1, 2017 through November 30, 2018 and December 1, 2018 through November 30, 2019 at 100.5%,  101.0% and 101.5% of the face amount, respectively. In addition, the Company has the option to redeem all of the bonds at 110.0% of the face amount. The bonds contain beneficial conversion features and the proceeds equal to the intrinsic value of the features amounted to ¥100,272 thousand, which are recognized in “Additional paid-in capital” on the Company’s consolidated balance sheets. There are no other embedded features which are required to be bifurcated and accounted for separately from the bonds.

During the year ended March 31, 2017, convertible notes with a face amount of ¥1,250,000 thousand were converted into 1,537,502 shares of common stock of the Company at a conversion price of ¥813 per share. The Company recorded an increase of ¥625,000 thousand in “Common stock” and ¥719,715 thousand, net of issuance costs of ¥5,557 thousand, in “Additional paid-in capital.” Upon conversion, unamortized discounts at conversion date was recorded as interest expense. The carrying amount of the outstanding bonds, with the accretion of discounts, is included in “Long-term debt” in the Company's consolidated balance sheets.

Financial Covenants

There are restrictive covenants measured annually as of March 31 of each year related to bank borrowings of ¥1,136,665 thousand under long-term syndicated term loan agreements with consortium of Japanese banks as of March 31, 2018, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”).  The Company is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2016; ¥5,187,455 thousand on a stand-alone basis and ¥4,657,450 thousand on a stand-alone basis and ¥4,657,450 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

In addition, there are restrictive covenants measured annually as of March 31 of each year related to bank borrowings of ¥1,761,114 thousand under long-term loan agreements with a Japanese bank as of March 31, 2018, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company in accordance with Japanese GAAP.  The Company is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2015; ¥5,032,824 thousand on a stand-alone basis and ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

In addition, there are restrictive covenants measured annually as of March 31 of each year related to bank borrowings of ¥1,630,069 thousand under long-term loan agreements with a Japanese bank as of March 31, 2018, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company in accordance with Japanese GAAP.  The Company is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2015; ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

In addition, there are restrictive covenants measured annually as of March 31 of each year related to a short-term revolving credit facility agreement of  ¥1,000,000 thousand with a consortium of Japanese banks as of March 31, 2018, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company in accordance with Japanese GAAP. The Company is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2017; ¥6,548,327 thousand on a stand-alone basis and ¥5,018,678 thousand on a stand-alone basis and ¥5,018,678 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of the previous year, whichever is higher. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

As of March 31, 2018 the Company was not in compliance with these restrictive covenants. The non-compliance was principally the result of covenants that FRONTEO is required to not record ordinary losses in any two consecutive fiscal years, measured under Japanese GAAP. The non-compliance occurred as of March 31, 2018 when for the second consecutive year FRONTEO recorded an ordinary loss of ¥16,572 thousand on a consolidated basis measured under Japanese GAAP.  The Company sought and obtained waivers from all of the related lending intuitions eliminating the obligation to repay the debt currently. On the maturity date of July 23, 2018, the Company repaid ¥1,000,000 thousand of short-term borrowing under the revolving credit facility agreement. On the same date, the Company executed a ¥1,100,000 thousand borrowing under the same shot-term revolving credit facility agreement which had to be repaid on July 23, 2018. On the same date, the Company executed a ¥1,100,000 thousand borrowing under the same revolving credit facility agreement with consortium of Japanese banks. However, the same covenants is in place as of March 31, 2019, and as a result if the Company makes an ordinary loss of any amount in the year ending March 31, 2019 (at the next measurement date) the debt will become due and payable once the audited results are reported in June 2019. The Company has completed a recent restructuring of its US operations and recently has made significant improvements in the profitability of its AI business segment, and as a result the planned results for the year ending March 31, 2019 is that the Company will turn an ordinary profit of ¥600,000 thousand on a consolidated basis, and  ¥736,000 thousand on a stand-alone basis avoiding the default on the short-term and long-term debt. If the current plan is not achieved the Company will have to take additional actions which might include liquidation of appreciated asset, seeking additional waivers or other relief from the lending intuitions. There is no guarantee that the Company will achieve the plan for 2019 or that if that any other actions taken would be ultimately successful in avoiding the repayment of significant debt obligations that may be accelerated by the institutional lenders as a result of non-compliance with these restrictive covenants.

As of March 31, 2018, the Company pledged the common stock of its subsidiary in the U.S. with carrying amount of ¥5,867,417 thousand as security for a borrowing from a bank of ¥1,708,602 thousand.

On December 15, 2017, the Company and Bank of Mitsubishi UFJ, Ltd. entered into a ¥500,000 thousand short-term loan agreement with a maturity date of June 15, 2018. The loan was secured by the shares of Focus Systems Corporation (“Focus Systems”) having the book value of ¥848,700 thousand on of March 31, 2018.

The company fully paid the loan on June 15, 2018, and the security interest in the shares of Focus Systems was released.